Business Combinations (Details) € in Millions, £ in Millions		12 Months Ended
	Jul. 29, 2021 EUR (€)	Dec. 31, 2020 numberOfBusinessCombination	Dec. 31, 2019 numberOfBusinessCombination	Jul. 29, 2021 GBP (£)
Disclosure of detailed information about business combination [line items]
Number of significant business combinations | numberOfBusinessCombination		0	0
Cancom Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%			100.00%
Enterprise value	€ 398			£ 340
Adjustments of debt and cash	(127)
Consideration (share purchase price)	271
Intangible assets	108
Property, plant and equipment	15
Rights of use	8
Other non-current assets	6
Other current assets	45
Deferred tax assets	2
Cash and cash equivalents	19
Deferred tax liabilities	(27)
Other non-current liabilities	(140)
Other current liabilities	(49)
Net assets	(13)
Goodwill (Note 7)	284
Payments to cancel accounts payable	122
Loss of acquiree since acquisition date	(4)
Cancom Ltd. | Customer base
Disclosure of detailed information about business combination [line items]
Intangible assets	107
Cancom Ltd. | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets	€ 1